Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest and similar income	£ 38,326	£ 35,075	£ 19,096
Interest and similar expense	(25,390)	(22,366)	(8,524)
Net interest income	12,936	12,709	10,572
Fee and commission income	10,847	10,121	9,637
Fee and commission expense	(3,600)	(3,592)	(3,038)
Net fee and commission income	7,247	6,529	6,599
Net trading income	5,768	5,945	8,049
Net investment income/(expense)	216	61	(434)
Gain on acquisition	556	0	0
Other income	65	134	170
Total income	26,788	25,378	24,956
Staff costs	(9,876)	(10,017)	(9,252)
Infrastructure costs	(3,549)	(4,095)	(3,435)
Administration and general expenses	(2,770)	(2,602)	(2,270)
UK regulatory levies	(320)	(180)	(176)
Litigation and conduct	(220)	(37)	(1,597)
Operating expenses	(16,735)	(16,931)	(16,730)
Share of post-tax results of associates and joint ventures	37	(9)	6
Profit before impairment	10,090	8,438	8,232
Credit impairment charges	(1,982)	(1,881)	(1,220)
Profit before tax	8,108	6,557	7,012
Taxation	(1,752)	(1,234)	(1,039)
Profit after tax	6,356	5,323	5,973
Attributable to:
Equity holders of the parent	5,316	4,274	5,023
Other equity instrument holders	991	985	905
Total equity holders of the parent	6,307	5,259	5,928
Non-controlling interests	49	64	45
Profit after tax	£ 6,356	£ 5,323	£ 5,973
Earnings per share
Basic earnings per ordinary share (in GBP per share)	£ 0.360	£ 0.277	£ 0.308
Diluted earnings per ordinary share (in GBP per share)	£ 0.348	£ 0.269	£ 0.298